Income Taxes	12 Months Ended
Apr. 30, 2024
Income Taxes [Abstract]
Income Taxes
14.	Income Taxes

The Company has incurred net pre-tax losses in Japan for all periods presented. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis using tax rates expected to be in effect during the years in which the basis differences reverse.

The benefit from income taxes differs from the amount expected by applying the statutory tax rate in Japan to the loss before income taxes as follows:

	Year ended April 30,
	2022	2023	2024
Statutory tax rate (benefit)	(34.6)%	(34.6)%	(34.6)%
Change in valuation allowance	36.8%	37.9%	38.4%
Deferred offering costs	(2.3)%	(3.4)%	(3.5)%
Others	0.1%	0.1%	(0.3)%
Effective income tax rate	0.0%	0.0%	0.0%

The tax effects of temporary differences and loss carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	¥1,764,967	¥2,537,848	$16,109
Asset retirement obligation	11,710	28,937	184
Operating lease liability	21,400	140,777	894
Accrued expenses	8,489	11,983	76
Accounts payable	8,602	372	2
Other	1,369	1,241	8
Gross deferred tax assets	1,816,537	2,721,158	17,273
Less: valuation allowance	(1,796,208)	(2,553,591)	(16,209)
Total deferred tax assets	20,329	167,567	1,064
Deferred tax liabilities:
Operating lease right-of-use assets, net	(13,407)	(140,773)	(894)
Property and equipment, net	(7,753)	(27,010)	(171)
Intangibles, net	—	(615)	(4)
Gross deferred tax liabilities	(21,160)	(168,398)	(1,069)
Net deferred tax liabilities	¥(831)	¥(831)	$(5)

Due to the Company’s lack of earnings history, the deferred tax assets have been fully offset by a valuation allowance as of April 30, 2022 and 2023. The change in the valuation allowance for the years ended April 30, 2022, 2023 and 2024 are as follows:

	Year ended April, 30
	2022	2023	2024
	JPY	JPY	JPY	US$
	(in thousands)
Valuation allowance at beginning of year	¥639,291	¥1,047,918	¥1,796,208	$11,402
Additions	517,831	1,116,131	935,743	5,939
Deductions	(109,204)	(367,841)	(178,360)	(1,132)
Valuation allowance at end of year	¥1,047,918	¥1,796,208	¥2,553,591	$16,209

As of April 30, 2024, the Company had operating loss carryforwards of ¥7,336,942 thousand ($46,572 thousand), which are available as an offset against future taxable income. These carryforwards are scheduled to expire as follows:

	JPY	US$
	(in thousands)
Years ending April 30:
Between 2025 and 2028	¥95,406	$606
Between 2029 and 2032	2,854,780	18,121
2033 and thereafter	4,386,756	27,845
Total	¥7,336,942	$46,572

The Company has determined a greater than 50% likelihood that a tax benefit will be sustained; therefore, no uncertain tax benefit has been recognized. It is not expected that there will be a significant change in uncertain tax positions in the next 12 months. Penalties and interest incurred related to income tax matters are classified as income tax expense in the Statements of Operations in the period incurred, respectively, if applicable. The Company did not have any penalties or interest associated with any uncertain tax benefits that have been accrued or recognized as of and for the years ended April 30, 2022, 2023 and 2024.

Income tax returns are filed in Japan. In the ordinary course of business, the Company is subject to examination by tax authorities. The years ended April 30, 2018, through 2024 remain open to examination by tax jurisdictions in Japan. As of the date of the financial statements, there are no tax examinations in progress.